Description of Business - Additional Information (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	[1]	$ 99,325	$ 76,312
Cash		$ 47	$ 510

[1]	Retroactively restated to give effect to the reverse recapitalization